DISCONTINUED OPERATIONS - Profit or Loss of the Discontinued Operations (Details) $ in Thousands			12 Months Ended
	Oct. 18, 2022	Mar. 31, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Net income			$ 814,480	$ 449,527	[1]
Loss on sale			(856)	0
Income (loss) before income taxes from discontinued operations			0	(77,224)
Income tax expense - current			(43,114)	(46,502)	[1]
Income tax recovery - deferred			40,482	40,818	[1]
Net income (loss) from discontinued operations			$ 35,106	(9,830)	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Syndication of ownership interest		80.00%
Tricon US Multi-Family REIT LLC
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue				91,201
Expenses				(66,868)
Fair value gain on U.S. multi-family rental properties				341,059
Net income				365,392
Ownerships interest			0.20
Tricon US Multi-Family REIT LLC | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue			$ 105,641	119,391
Expenses			(68,680)	(93,036)
Fair value gain on U.S. multi-family rental properties			156,009	339,029
Net income			192,970	365,384
Tricon's share of net income at 20%			38,594	$ 73,078
Loss on sale			$ (856)
Syndication of ownership interest	20.00%	80.00%

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.